Research and development expenses	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
18.	Research and development expenses:

Research and development expenses are recorded net of government assistance received or receivable.  The research and development expenses had been incurred and program funding had been received or receivable are as follows:

	Years ended December 31,
	2014	2013	2012
Research and development expenses	$77,472	$91,772	$74,040
Government assistance (note 16)	(892)	(640)	(842)
Research and development	$76,580	$91,132	$73,198